Related Party Transactions and Balances - Schedule of Related Parties (Details) - Related Party [Member]		Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)
Schedule of Related Parties [Line Items]
Amounts due from related parties- Current		¥ 18,843,062		$ 2,694,522		¥ 21,839,929
Amounts due from related parties- Noncurrent		110,000,000		15,729,791		110,000,000
Amounts due to related parties- Current		17,518,102		2,505,055		17,462,176
Less: credit losses		(531,961)		(76,070)		(531,961)
Yibon [Member]
Schedule of Related Parties [Line Items]
Amounts due from related parties- Current	[1]	6,304,000		901,460		6,920,600
Hanyuan [Member]
Schedule of Related Parties [Line Items]
Amounts due from related parties- Current	[2]	6,623,958		947,213		6,732,977
Wen Qi [Member]
Schedule of Related Parties [Line Items]
Amounts due from related parties- Current		2,360,000	[3]	337,476	[3]	2,360,000	[3]	¥ 2,360,000	$ 337,476
Yueyuan [Member]
Schedule of Related Parties [Line Items]
Amounts due from related parties- Current	[2]	135,995		19,447		640,000
Aotao [Member]
Schedule of Related Parties [Line Items]
Amounts due from related parties- Current	[4]	270,067		38,619		270,067
Amounts due to related parties- Current	[5]	14,963,304		2,139,724		13,323,770
Jiangxia WM [Member]
Schedule of Related Parties [Line Items]
Amounts due from related parties- Current	[6]	123,000		17,589		858,000
Others [Member]
Schedule of Related Parties [Line Items]
Amounts due from related parties- Current	[4]	3,558,003		508,788		4,590,246
Amounts due to related parties- Current	[7]	2,554,798		365,331		4,138,406
Apex [Member]
Schedule of Related Parties [Line Items]
Amounts due from related parties- Noncurrent		¥ 110,000,000		$ 15,729,791		¥ 110,000,000	[8]

[1]	Current amounts due from Yibon mainly comprised of a loan repayable on demand with an interest rate of 6% per annum with pledge of one Yibon’s leased-and-operated hotel.
[2]	Current amounts due from Hanyuan and Yueyuan are loans to them, who are the equity investees of the Group, for hotel improvement.
[3]	Current amounts due from Wen Qi is a loan with a principal of RMB 2,360,000 (USD 337,476) with an interest rate of 7.9% per annum.
[4]	The current amounts mainly consisted of accounts receivable due to daily operations with the related parties which were unsecured, interest free, and repayable upon demand.
[5]	Amounts due to Aotao comprised of the payable for advertising service from Aotao and loans from Aotao which were unsecured, interest free, and repayable upon demand.
[6]	The current amounts due from Jiangxia WM are a loan to the Group’s equity investee for hotel improvements.
[7]	Amounts due to others represent the trade payables due to the normal business operation with related parties which were unsecured, interest free, and repayable upon demand.
[8]	Noncurrent amount due from a related party comprised of RMB 110,000,000 (USD 15,729,791) prepayments made by the Group to Apex to acquire a building for hotel business development. The Group has formally signed the purchase agreement with Apex, and the building was pledged to the Group to guarantee the related party’s performance. The prepayment is expected to be settled when the building is transferred to the Group (Note 23).